Property and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and equipment, net

4	Property and equipment, net

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Computer	77	88	68
Office	5	5	4
Renovation	22	22	17
Operating lease right-of-use assets	153	153	118
Total	257	268	207
Less: accumulated depreciation	(187)	(232)	(179)
Net book value	70	36	28

Depreciation expense for the six months ended June 30, 2026 and 2025 was S$45,000 (US$35,000) and S$45,000, respectively.

The Company’s operating lease right-of-use assets relate to the office lease agreements with lease terms for two years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS